Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING REVENUES
Time charter revenue	$ 752,965	$ 705,529	$ 666,715
Amortization of intangible liabilities-charter agreements	13,486	5,526	8,080
Total operating revenues	766,451	711,055	674,795
OPERATING EXPENSES:
Vessel operating expenses (include related party vessels operating expenses of $23,817, $21,804 and $19,086 for each of the years ended December 31, 2025, 2024 and 2023, respectively)	208,426	191,257	179,221
Time charter and voyages expenses (include related party time charter and voyage expenses of $8,689, $8,610 and $7,995 for each of the years ended December 31, 2025, 2024 and 2023, respectively)	25,134	23,536	23,582
Depreciation and amortization	121,961	99,991	91,727
Impairment of vessels	0	0	18,830
General and administrative expenses	22,080	17,132	18,217
Gain on sale of vessels	(46,272)	0	0
Operating Income	435,122	379,139	343,218
NON-OPERATING INCOME/(EXPENSES)
Interest income	19,192	16,735	9,777
Interest and other finance expenses (include $875, $3,627 and $108 expenses relating to prepayment fees and acceleration of deferred financing costs, if any, for each of the years ended December 31, 2025, 2024 and 2023, respectively)	(38,966)	(40,676)	(44,824)
Other income, net	6,059	3,601	2,149
Fair value adjustment on derivative asset	(4,952)	(5,170)	(5,372)
Total non-operating expenses	(18,667)	(25,510)	(38,270)
Income before income taxes	416,455	353,629	304,948
Income taxes	0	(1)	(448)
Net Income	416,455	353,628	304,500
Earnings allocated to Series B Preferred Shares	(9,536)	(9,536)	(9,536)
Net Income available to Common Shareholders, Basic	406,919	344,092	294,964
Net Income available to Common Shareholders, Diluted	$ 406,919	$ 344,092	$ 294,964
Common Class A [Member]
Weighted average number of Class A common shares outstanding
Basic	35,708,122	35,316,495	35,405,458
Diluted	35,962,136	35,577,956	35,928,922
Net Earnings per Class A common share
Basic	$ 11.40	$ 9.74	$ 8.33
Diluted	$ 11.32	$ 9.67	$ 8.21